Other liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Other liabilities
Other liabilities
Other liabilities are comprised of the following:

(In US$ millions)	December 31, 2017	December 31, 2016
Uncertain tax position	$51.7	$41.9
Taxes payable	36.5	47.7
Accrued expenses	35.4	29.3
Unrealized loss on derivative financial instruments	29.0	55.2
Deferred mobilization/demobilization revenues	9.4	19.6
Employee and business withheld taxes, social security and vacation payment	8.7	12.3
VAT payable	6.5	10.9
Other liabilities	0.4	1.2
Total other liabilities	$177.6	$218.1

Other liabilities are classified in our Consolidated Balance sheet as follows:

(In US$ millions)	December 31, 2017	December 31, 2016
Other current liabilities	121.8	168.9
Other non-current liabilities	55.8	49.2
Total other liabilities	$177.6	$218.1